SCHEDULE OF COST OF SALES (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Notes and other explanatory information [abstract]
Inventory			$ 3,199,976	$ 3,313,817
Consulting and services			468,959	497,250
Other			164,373	23,184
Cost of sales	$ 1,243,334	$ 1,249,313	$ 3,833,308	$ 3,834,251